Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Lease Commitments under Non-Cancelable Agreements	As of December 31, 2023, the Company had following lease commitments under non-cancelable agreements:
Future Lease Payments	Operating Lease
January 2024 to December 2024	$293,445
January 2025 to December 2025	293,445
January 2026 to December 2026	138,415
January 2027 to December 2027	27,679
January 2027 to December 2027	781,229
Thereafter	856,584
Total	$2,390,797